Borrowings	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Borrowings	Borrowings
The terms and conditions of outstanding loans are as follows:

		United States Dollar
Facility Figures in millions unless otherwise stated	Notes	2024	2023	Borrower	Nominal Interest rate	Commitment fee	Maturity date

US$500 million 5-year notes issue (the 5-year notes)[1]	(a)	—	499.6	Orogen	5.125%	—	15 May 2024
US$500 million 10-year notes issue (the 10-year notes)[1]	(b)	497.9	497.5	Orogen	6.125%	—	15 May 2029
US$150 million revolving senior secured credit facility[2]	(c)	—	83.5	La Cima	SOFR plus 1.40%	0.50%	15 April 2024
US$85 million revolving senior secured credit facility[2]	(d)	33.5	—	La Cima	SOFR plus 2.15%	0.50%	28 April 2026
US$100 million revolving credit facility[3]		—	—	Ghana	SOFR plus 2.75%	0.90%	13 April 2025
A$500 million syndicated revolving credit facility – old[4]	(e)	—	—	Gruyere	BBSY plus 2.20%	0.88%	19 November 2023
A$500 million syndicated revolving credit facility – new[4]	(f)	210.6	—	Gruyere	BBSY plus 1.75%	0.70%	26 September 2028
US$1,200 million revolving credit facilities – old[5]	(g)	—	—
– Facility A (US$600 million 3-year revolving credit facility)		—	—	Orogen/Ghana	LIBOR plus 1.45%	0.51%	25 May 2023
– Facility B (US$600 million 5-year revolving credit facility)		—	—	Orogen/Ghana	LIBOR plus 1.70%	0.60%	25 May 2023
US$1,200 million revolving credit facility – new[5,6]	(h)	1,034.5	155.9	Orogen/Windfall	SOFR/CORRA plus 1.55%	0.54%	Refer footnote 6
US$750 million multi-currency bridge facilities[7]	(i)	719.1	—	Orogen/Windfall	SOFR/CORRA plus 0.75% to 1.60%	0.15%	17 October 2025
R1,500 million Nedbank revolving credit facility[8]		—	—	GFIJVH/GFO	JIBAR plus 2.80%	0.90%	8 May 2023
R500 million Nedbank revolving credit facility[8]		—	—	GFIJVH/GFO	JIBAR plus 2.00%	0.60%	8 May 2028
R500 million Rand Merchant Bank revolving credit facility[9]		—	—	GFIJVH/GFO	JIBAR plus 2.15%	0.71%	15 April 2023
R1,000 million Rand Merchant Bank revolving credit facility[9]		—	—	GFIJVH/GFO	JIBAR plus 1.90%	0.53%	19 April 2028
R500 million Absa Bank revolving credit facility – old[10]		—	—	GFIJVH/GFO	JIBAR plus 2.20%	0.77%	15 April 2023
R500 million Absa Bank revolving credit facility – new[10]		—	—	GFIJVH/GFO	JIBAR plus 1.90%	0.57%	5 May 2028
R500 million Standard Bank revolving credit facility[11]		—	—	GFIJVH/GFO	JIBAR plus 1.95%	0.59%	8 May 2028
Total borrowings		2,495.6	1,236.5
Current borrowings		(719.1)	(583.1)
Non-current borrowings		1,776.5	653.4
1On 9 May 2019, Gold Fields successfully concluded the raising of two new bonds,, raising a total of US$1 billion at an average coupon of 5.625%.
The balances of the five-year notes and the 10-year notes are net of unamortised transaction costs amounting to US$nil (2023: US$0.4 million) and US$2.1 million (2023:
US$2.5 million), respectively.
The 5-year and 10-year notes are unconditionally and irrevocably guaranteed by Gold Fields Limited (“Gold Fields”), Gold Fields Ghana Holdings (BVI) Limited (“GF Ghana”) and
Gold Fields Holdings Company (BVI) Limited (“GF Holdings”) (collectively “the Guarantors”), on a joint and several basis.
On 15 May 2024, the US$500 million 5-year notes matured and were repaid.
2On 10 May 2024, the US$150 million revolving senior secured credit facility was refinanced with the US$85 million revolving senior secured credit facility and cancelled.
Borrowings under the US$85 million revolving senior secured credit facility are secured by first-ranking assignments of all rights, title and interest in all of La Cima’s concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima are subject to an account control agreement and a first-ranking charge in favour of the lenders. This facility is non-recourse to the rest of the Group.
3On 27 September 2021, Gold Fields Ghana Limited ("GF Ghana Limited") and Abosso Goldfields Limited ("Abosso") entered into a US$100 million revolving credit facility.
Borrowings under the facility are guaranteed by GF Ghana Limited and Abosso. This facility is non-recourse to the rest of the Group.
During 2024, the maturity date of the facility was extended by 6 months to 13 April 2025.
4On 19 November 2020, Gruyere Holdings Proprietary Limited entered into a A$500.0 million syndicated revolving credit facility.
On 26 September 2023, the old A$500 million syndicated revolving credit facility was refinanced with the new A$500 million syndicated revolving credit facility and cancelled.
The new A$500 million syndicated revolving credit facility has a A$100 million accordion option (at the discretion of the lenders) and is a sustainability linked facility. The new facility is linked to the achievement of three of Gold Fields’ key ESG priorities namely gender diversity, decarbonisation and water stewardship. The achievement of the ESG metrics could impact the interest rate by up to a 0.05% decrease in rate to a 0.05% increase in rate.
Borrowings under the new facility are guaranteed by Gold Fields, GF Holdings, Orogen and Gruyere.
5On 25 July 2019, Gold Fields Orogen Holding (BVI) Limited ("Orogen") and GF Ghana entered into a US$1,200 million revolving credit facilities agreement.
On 25 May 2023, the old US$1,200 million revolving credit facilities were refinanced with the new US$1,200 million revolving credit facility and cancelled.
[6]The new US$1,200 million revolving credit facility is a sustainability linked facility which is linked to the achievement of three of Gold Fields’ key ESG priorities namely gender diversity, decarbonisation and water stewardship. The achievement of the ESG metrics could impact the interest rate by up to a 0.05% decrease in rate to a 0.05% increase in rate.
The key terms of the new facility are:
•A principal loan amounting to US$1,200 million, with an option subject to lender consent, to increase the facility by up to US$400.0 million;
•Maturity of five years, with an option to extend the tenor through two one-year extensions;
•A competitive margin, subject to rating margin achievements and sustainability margin adjustments. The rating margin achievements and sustainability margin adjustments could impact the interest rates.
During October 2023, the facility was amended to include Gold Fields Windfall Holding Inc ("Windfall") as a borrower that may borrow up to C$800 million. As a result, the facility became a multi-currency (US$ and C$) facility from this date.
Borrowings under this facility are guaranteed by Gold Fields, GF Holdings, Orogen and Windfall.
During 2024, US$1,116.7 million of the facility was extended to 25 May 2029. The remaining US$83.3 million matures on 25 May 2028.
7On 18 October 2024, Orogen and Windfall entered into a US$500 million multi-currency bridge facility and a US$250 million multi-currency parallel bridge facility (collectively called the "US$750 million multi-currency bridge facilities"). The facility was used to finance the Osisko asset acquisition.
The facilities mature on 17 October 2025, with an option at the discretion of the lenders, to extend the maturity date by six months.
Borrowings under the facilities are guaranteed by Gold Fields, GF Holdings, Orogen and Windfall.
8On 8 May 2023, the R1,500 million Nedbank revolving credit facility matured and was replaced with the R500 million Nedbank revolving credit facility. Borrowings under the new facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO and GFIJVH.
9On 19 April 2023 the R500 million Rand Merchant Bank revolving credit facility matured and was replaced with the R1,000 million Rand Merchant Bank revolving credit facility.
Borrowings under the new facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO and GFIJVH.
10On 5 May 2023, the old R500 million Absa Bank revolving credit facility matured and was replaced with the new R500 million Absa Bank revolving credit facility. Borrowings under the new facility are guaranteed by Gold Fields, GF Holdings, Orogen, GFO and GFIJVH.
11On 8 May 2023, GFO and GFIJVH entered into a R500 million Standard Bank revolving credit facility. Borrowings under the facility are guaranteed by Gold Fields, GF Holdings,
Orogen, GFO and GFIJVH.
[12]The Group has access to uncommitted loan facilities from some of the major banks. These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields.

		United States Dollar
	Figures in millions unless otherwise stated	2024	2023

(a)	US$500 million 5-year notes issue
	Balance at beginning of the year	499.6	498.8
	Unwinding of transaction costs	0.4	0.8
	Repayments	(500.0)	—
	Balance at end of the year	—	499.6
(b)	US$500 million 10-year notes issue
	Balance at beginning of the year	497.5	497.0
	Unwinding of transaction costs	0.4	0.5
	Balance at end of the year	497.9	497.5
(c)	US$150 million revolving senior secured credit facility
	Balance at beginning of the year	83.5	83.5
	Repayments	(83.5)	—
	Balance at end of the year	—	83.5
(d)	US$85 million revolving senior secured credit facility
	Loans advanced	83.5	—
	Repayments	(50.0)	—
	Balance at end of the year	33.5	—
(e)	A$500 million syndicated revolving credit facility – old
	Loans advanced	—	247.1
	Repayments	—	(247.0)
	Translation adjustment	—	(0.1)
	Balance at end of the year	—	—
(f)	A$500 million syndicated revolving credit facility – new
	Loans advanced	263.1	160.8
	Repayments	(39.1)	(162.9)
	Translation adjustment	(13.5)	2.1
	Balance at end of the year	210.6	—
(g)	US$1,200 million revolving credit facilities – old
	Loans advanced	—	241.0
	Repayments	—	(241.0)
	Balance at end of the year	—	—
(h)	US$1,200 million revolving credit facility – new
	Balance at beginning of the year	155.9	—
	Loans advanced[1]	1,202.2	155.9
	Repayments[2]	(313.7)	—
	Translation adjustment	(9.9)	—
	Balance at end of the year	1,034.5	155.9
(i)	US$750 million multi-currency bridge facilities
	Loans advanced[3]	742.3	—
	Translation adjustment	(23.2)	—
	Balance at end of the year	719.1	—
	Total borrowings	2,495.6	1,236.5
[1]The US$1,202.2 million (2023: US$155.9 million) includes Canadian dollar drawdowns by Windfall amounting to US$389.3 million (C$541.5 million) (2023:
US$23.9 million (C$31.6 million)) in 2024.
[2]The US$313.7 million includes Canadian dollar repayments by Windfall amounting to US$118.1 million (C$162.5 million) in 2024.
[3]The US$742.3 million (C$1,034.3 million) relates to Canadian dollar drawdowns by Windfall in 2024.
Notes to the consolidated financial statements continued
for the year ended 31 December 2024
27.Borrowings continued

	United States Dollar
Figures in millions unless otherwise stated	2024	2023

The exposure of the Group’s borrowings to interest rate changes and the contractual repricing dates at the reporting dates are as follows:
Variable rate with exposure to repricing (six months or less)	1,997.7	239.4
Fixed rate with no exposure to repricing	497.9	997.1
	2,495.6	1,236.5
The carrying amounts of the Group’s borrowings are denominated in the following currencies:
US Dollar	1,280.4	1,212.6
Canadian Dollar	1,004.6	23.9
Australian Dollar	210.6	—
	2,495.6	1,236.5
The Group has the following undrawn borrowing facilities:
Committed	549.0	1,687.8
Uncommitted	72.3	74.4
	621.3	1,762.2
All of the above undrawn committed facilities have floating rates. The uncommitted facilities have no expiry dates and are open ended. Undrawn committed facilities have the following expiry dates:
– within one year	100.0	166.5
– later than one year and not later than two years	51.5	—
– later than three years and not later than five years	397.5	1,521.3
	549.0	1,687.8